Interests in Resource Properties	12 Months Ended
Dec. 31, 2021
Interests in Resource Properties
Interests in Resource Properties

Note 12. Interests in Resource Properties

The Group’s interests in resource properties as at December 31, 2021 and 2020 comprised the following:

	2021	2020
Iron ore royalty interest	$206,439	$211,350
Hydrocarbon development and production assets	31,260	32,998
Exploration and evaluation assets – hydrocarbon probable reserves	12,367	12,367
Exploration and evaluation assets – hydrocarbon undeveloped lands	4,640	4,640
	$254,706	$261,355

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2021 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	45,754	838	46,592
	$263,957	$838	$264,795

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$6,853	$4,911	$11,764
Hydrocarbon development and production assets	12,756	2,576	15,332
	19,609	$7,487	27,096
Net book value	$244,348		$237,699

Note 12. Interests in Resource Properties (continued)

The movements in the iron ore royalty interest and hydrocarbon development and production assets included in non-current assets during the year ended December 31, 2020 were as follows:

	Opening	Decommissioning	Ending
Costs	balance	obligations	balance
Iron ore royalty interest	$218,203	$—	$218,203
Hydrocarbon development and production assets	46,700	(946)	45,754
	$264,903	$(946)	$263,957

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$1,628	$5,225	$6,853
Hydrocarbon development and production assets	10,212	2,544	12,756
	11,840	$7,769	19,609
Net book value	$253,063		$244,348

The movements in exploration and evaluation assets presented as hydrocarbon probable reserves and undeveloped lands during the years ended December 31, 2021 and 2020 were as follows:

	2021		2020
	Probable	Undeveloped	Probable	Undeveloped
	reserves	lands	reserves	lands
Balance, beginning of year	$12,367	$4,640	$12,367	$4,640
Additions	—	—	—	—
Disposal	—	—	—	—
Balance, end of year	$12,367	$4,640	$12,367	$4,640

Iron ore royalty interest

The Group derives revenue from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in the Province of Newfoundland and Labrador, Canada. The sub-lease commenced in 1956 and expires in 2055. The iron ore deposit is currently sub-leased to a third-party entity under certain lease agreements which will also expire in 2055. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator based on a pre-determined formula, with a minimum payment of $3,250 per year.

Management performed assessments on December 31, 2021, 2020 and 2019 utilizing the value-in-use methodology using a pre-tax discount rate of 8.08%, 6.43% and 8.30%, respectively, and concluded that there was no impairment on those dates.

Hydrocarbon properties

The Group owns hydrocarbon properties in western Canada. The majority of such operations are located in the Deep Basin fairway of the Western Canada Sedimentary Basin. The Group’s hydrocarbon development and production assets include producing natural gas wells, non-producing natural gas wells, producing oil wells and non-producing oil wells, but do not include a land position that includes net working interests in undeveloped acreage and properties containing probable reserves only, both of which are included in exploration and evaluation assets.

Note 12. Interests in Resource Properties (continued)

The recoverable amounts of the Group’s hydrocarbon CGUs are determined whenever facts and circumstances provide impairment indicators. CGUs are mainly determined based upon the geographical region of the Group’s producing properties. An impairment is recognized if the carrying value of a CGU exceeds the recoverable amount for that CGU. The Group determines the recoverable amount by using the greater of fair value less cost to sell and the value-in-use. Value-in-use is generally the future cash flows expected to be derived from production of proven and probable reserves estimated by the Company's third-party reserve evaluators. These third-party reserve engineers take many data points and forecasts into consideration when estimating the value-in-use of the CGU, including best estimates of future natural gas prices, production based on current estimates of recoverable reserves and resources, exploration potential, future operating costs, non-expansionary capital expenditures and inflation.

Management performed assessments on December 31, 2021, 2020 and 2019, respectively, on its hydrocarbon properties utilizing the value-in-use methodology using a pre-tax discount rate of 10.0% and concluded that there was no impairment on these dates. If the discount rate had been 1.0% higher, there would have been no financial impact on the Group's net income in the year ended December 31, 2021.